UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Banta Asset Managment, LP
Address: 517 30th Street
         Newport Beach, CA 92663

Form 13F File Number: 28-12787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen M. Banta
Title: Partner
Phone: 949-673-9944

Signature, Place, and Date of Signing:

 /s/ Stephen M. Banta         Newport Beach, CA             10/15/2012
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   30

FORM 13F INFORMATION TABLE VALUE TOTAL:   $33,486
                                        (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                       BANTA ASSET MANAGEMENT
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/12

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE COMPUTER INC             COM              037833100      716     1073 SH       SOLE                     1073        0        0
AVON PRODS INC                 COM              054303102      161    10100 SH       SOLE                    10100        0        0
BANK OF AMERICA CORPORATION PF PREFERRED STOCKS 060505559     1258    48465 SH       SOLE                    48465        0        0
CHEVRON CORP NEW               COM              166764100      212     1820 SH       SOLE                     1820        0        0
CITIGROUP CAP XI CAP TRUPS 6.0 PREFERRED STOCKS 17307Q205      448    18043 SH       SOLE                    18043        0        0
CITIGROUP CAP XIV TR PFD 6.875 PREFERRED STOCKS 17309E200      443    17650 SH       SOLE                    17650        0        0
CITIGROUP CAPITAL VII TRUPS 7. PREFERRED STOCKS 17306N203      679    26825 SH       SOLE                    26825        0        0
CONOCOPHILLIPS                 COM              20825C104     1569    27445 SH       DEFINED                 27415       30        0
CORTS TR II GOLDMAN SACHS CATR PREFERRED STOCKS 22082P208      813    32850 SH       SOLE                    32850        0        0
CORTS TR WEYERHAEUSER CO TR CT PREFERRED STOCKS 22082N203      408    16250 SH       SOLE                    16250        0        0
COUNTRYWIDE CAP V GTD CAP SEC  PREFERRED STOCKS 222388209      479    19025 SH       SOLE                    19025        0        0
COVIDIEN PLC                   COM              G2554F113     1219    20512 SH       SOLE                    20512        0        0
DWS STRATEGIC GOVT SECS FD CL  MUTUAL FUNDS     23338C108      155    17321 SH       SOLE                    17321        0        0
EXXON MOBIL CORP               COM              30231G102      227     2477 SH       SOLE                     2477        0        0
FIRST PACTRUST BANCORP INC COM COM              33589V101     1237    98870 SH       DEFINED                 98630      240        0
GENERAL ELEC CAP CORP NT 2033  PREFERRED STOCKS 369622493      416    16093 SH       SOLE                    16093        0        0
IBM                            COM              459200101      374     1802 SH       SOLE                     1802        0        0
ISHARES DJ US ENERGY           COM              464287796     2235    52988 SH       SOLE                    52988        0        0
ISHARES TR MSCI EAFE INDEX     COM              464287465     2231    42086 SH       SOLE                    42086        0        0
ISHARES TR S&P MIDCAP 400      COM              464287507     2271    23010 SH       DEFINED                 22975       35        0
ISHARES TR S&P SMLCAP 600      COM              464287804     2741    35566 SH       SOLE                    35566        0        0
ISHARES TR US PFD STK IDX      PREFERRED STOCKS 464288687     5853   146851 SH       SOLE                   146851        0        0
JP MORGAN CHASE CAP XVI PFD TR PREFERRED STOCKS 481228203      449    17675 SH       SOLE                    17675        0        0
NOVARTIS AG SPONSORED ADR      COM              66987V109     1236    20180 SH       DEFINED                 20145       35        0
PHILIP MORRIS INTL INC         COM              718172109      287     3196 SH       SOLE                     3196        0        0
PHILLIPS 66 COM                COM              718546104     1251    26978 SH       DEFINED                 26928       50        0
PROCTER & GAMBLE COMPANY       COM              742718109      706    10176 SH       SOLE                    10176        0        0
QUALCOMM INC                   COM              747525103     1391    22265 SH       DEFINED                 22225       40        0
WELLS FARGO CAP VII TRUPS 5.85 PREFERRED STOCKS 94979B204      676    26143 SH       SOLE                    26143        0        0
ZIONS CAP TR B CAP SECS %      PREFERRED STOCKS 989703202     1345    51950 SH       SOLE                    51950        0        0